PROVISIONS AND OTHER LIABILITIES - Components of Provisions (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Current	CAD 35.2	CAD 22.1
Long term	264.2	672.5
Total	299.4	694.6	CAD 708.0
Asset retirement obligations
Disclosure of other provisions [line items]
Current	29.9	20.0
Long term	206.8	632.3
Total	236.7	652.3	703.4
Finance leases
Disclosure of other provisions [line items]
Current	0.9	1.5
Long term	33.3	36.4
Total	34.2	37.9	4.3
Restructuring provision - onerous office lease contracts
Disclosure of other provisions [line items]
Current	4.4	0.0
Long term	21.8	0.0
Total	26.2	0.0	0.0
Other liabilities
Disclosure of other provisions [line items]
Current	0.0	0.6
Long term	2.3	3.8
Total	CAD 2.3	CAD 4.4	CAD 0.3